Note 6 - Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]	Deferred tax asset and the valuation account are as follows:

	3/31/14	12/31/13
Deferred tax asset:
Net tax loss carry-forward	$6,594,577	$6,091,915
Statutory rate	34%	34%
Expected tax recovery	2,242,156	2,071,251
Valuation allowances	(2,242,156)	(2,071,251)
Total	$-	$-
Deferred tax asset and the valuation account are as follows:

	12/31/12	12/31/13
Deferred tax asset:
Net tax loss carry-forward	$4,995,874	$6,091,915
Statutory rate	34%	34%
Expected tax recovery	1,698,597	2,071,251
Valuation allowances	(1,698,597)	(2,071,251)
Total	$-	$-

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The components of income tax expense are as follows:
Change in NOL benefit	$2,242,156	$2,071,251
Change in valuation allowances	(2,242,156)	(2,071,251)
	$-	$-
The components of income tax expense are as follows:
Change in NOL benefit	$1,698,597	$2,071,251
Change in valuation allowances	(1,698,597)	(2,071,251)
	$-	$-